RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

Mubbadrah Investment LLC (“Mubbadrah”)

GES leases office space in a building it owns in Muscat, Oman to Mubbadrah along with other Mubbadrah group entities (collectively, the “Mubbadrah group entities”). GES charges rental income to the Mubbadrah group entities for the occupation of the office space, based on usage. Rental income charged by GES to the Mubbadrah group entities amounted to $0.3 million, $0.2 million, and $0.2 million for the years ended December 31, 2022, 2021, and 2020, respectively, in the Consolidated Statements of Operations. The outstanding balances from the Mubbadrah group entities were payables of $0.4 million and $0.4 million at December 31, 2022, and December 31, 2021, respectively.

Heavy Equipment Manufacturing & Trading LLC (“HEMT”)

HEMT is a majority owned by Mubbadrah Group. HEMT is engaged by various subsidiaries of GES for services such as fabrication, manufacturing and maintenance of tools and equipment. HEMT has charged GES $0.1 million, $0.1 million, and $0.1 million for the years ended December 31, 2022, 2021, and 2020, respectively, in relation to these services. As of December 31, 2022, and December 31, 2021, $0.6 million and $0.5 million remains receivable from HEMT.

Prime Business Solutions LLC (“PBS”)

PBS is majority owned by Mubbadrah Group and is involved in the development and maintenance of Enterprise Resource Planning (“ERP”) systems.

PBS developed and implemented the GEARS (ERP) system used by one of the Company’s subsidiaries under December 31, 2021, and is currently engaged to maintain it. Charges totaling $0.3 million, $0.5 million, and $1.0 million for the years ended December 31, 2022, 2021, and 2020, respectively, in the Consolidated Statements of Operations, for maintenance fees. As of December 31, 2022, and December 31, 2021, $1.1 million and $0.8 million remains payable to PBS.

Nine Energy Service, Inc. (“Nine”)

The Company purchased $0.8 million, $1.2 million, and $0.8 million for the years ended December 31, 2022, 2021, and 2020, respectively, of products and rentals from Nine. One of the Company’s directors, Andrew Waite, also serves as a director of Nine. As of December 31, 2022, and December 31, 2021, the Company had total liabilities of $0.2 million and $0.5 million, respectively, on its Consolidated Balance Sheets related to these purchases.

Basin Holdings US LLC (“Basin”)

The Company purchased $0.6 million, $0.7 million, and $2.1 million for the years ended December 31, 2022, 2021, and 2020, respectively, of products and rentals from Basin. One of the Company’s directors, Antonio J. Campo Mejia, also serves as a director of Basin. As of December 31, 2022, and December 31, 2021, the Company had total liabilities of $0.2 million and $0.1 million, respectively, on its Consolidated Balance Sheets, related to these purchases.